Finance income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income [Abstract]
Bank interest receivable	£ 26	£ 110	£ 272
Finance income	£ 26	£ 110	£ 272